Label	Element	Value
Partners' Capital Account, Unit-based Compensation	us-gaap_PartnersCapitalAccountUnitBasedCompensation	$ 212,537
Partners' Capital Account, Unit-based Compensation	us-gaap_PartnersCapitalAccountUnitBasedCompensation	3,626,304
Limited Partner [Member]
Partners' Capital Account, Unit-based Compensation	us-gaap_PartnersCapitalAccountUnitBasedCompensation	3,626,304
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	(11,399,297)
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	(32,085,117)
Members Equity [Member]
Partners' Capital Account, Unit-based Compensation	us-gaap_PartnersCapitalAccountUnitBasedCompensation	212,537
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	4,177,882
Retained Earnings [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	5,210,867
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	$ (56,322,878)